Excercisable Warrants (Details Narrative) (10K) - USD ($)	Aug. 31, 2016	Jan. 20, 2016	Aug. 31, 2015	Mar. 19, 2013	Mar. 01, 2011
Warrant to purchase shares of common stock				6,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Shares issued price per share				$ 200
Nonrelated Third Party [Member]
Loan receivable					$ 15,000